Note 13 - Derivative Financial Instrument - Interest Rate Swap (Details) (Interest Rate Swap [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 13 - Derivative Financial Instrument - Interest Rate Swap (Details) [Line Items]
Derivative, Notional Amount		$ 7,700,000
Derivative, Swaption Interest Rate	6.96%	6.96%
Derivative, Remaining Maturity	15 years	15 years
Derivative Liability, Notional Amount		6,883,000	7,261,000
Derivative Liability, Fair Value, Gross Liability		460,000	1,123,509
Payment for Settlement of Interest Rate Swap	632,000
Subsequent Event [Member]
Note 13 - Derivative Financial Instrument - Interest Rate Swap (Details) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	632,000
Fair Value, Inputs, Level 2 [Member]
Note 13 - Derivative Financial Instrument - Interest Rate Swap (Details) [Line Items]
Derivative Liability, Fair Value, Gross Liability		$ 460,000	$ 1,123,509